Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases
Summary of balance sheet amounts relating to leases

The balance sheet shows the following amounts relating to leases:

	June 30,	December 31,
	2022	2021
(DKK million)
Right-of-use assets
Properties	553	352
Equipment	1	2

Total right-of-use assets	554	354

Lease liabilities
Current	80	62
Non-current	554	363

Total lease liabilities	634	425

Summary of statement of comprehensive income amounts relating to leases

The statement of comprehensive income shows the following amounts relating to leases:

	6 Months Ended	6 Months Ended
	June 30, 2022	June 30, 2021
(DKK million)
Depreciation charge of right-of-use assets
Properties	30	25
Equipment	1	1

Total depreciation charge of right-of-use assets	31	26

Interest expense	7	6
Expense relating to short-term leases	—	1